Commitments and Contingencies (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2014 USD ($) MW	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Jun. 30, 2015 MW
Loss Contingencies [Line Items]
Operating Leases, Rent Expense	$ 1,000	$ 100	$ 0
Solar energy generation system capacity (in megawatts) | MW				313.0
Rent
2015	12,999
2016	11,710
2017	11,000
2018	11,203
2019	11,454
Thereafter	108,528
Total	$ 166,894
United Kingdom | Norrington
Loss Contingencies [Line Items]
Solar energy generation system capacity (in megawatts) | MW	11.2